Schedule of Companies Reportable Segments (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 3,257,357	$ 1,751,255	$ 6,647,748	$ 3,647,590	$ 7,288,029	$ 2,635,757
Cost of revenues	2,292,045	1,661,241	4,338,795	2,930,143	6,154,434	2,935,119
Income (loss) from operations	(2,783,197)	(3,639,732)	(5,110,973)	(10,568,191)	(15,476,517)	(33,494,714)
Loss from discontinued operations	(149,000)	(1,147,654)	(294,000)	(1,255,654)	70,024	(22,174,305)
Net income (loss)	(3,441,158)	(4,810,932)	(6,264,904)	(11,855,461)		(55,644,135)
Affiliate Marketing Services United States [Member]
Revenue	305,571	108,509	585,347	170,031	415,450	211,528
Cost of revenues	192,275	23,374	407,731	45,287
Income (loss) from operations	(2,072,433)	(3,149,607)	(4,093,441)	(5,372,255)
Loss from discontinued operations
Net income (loss)	(2,715,488)	(3,139,119)	(5,209,944)	(5,349,453)
Affiliate Marketing Services International [Member]
Revenue	1,124,887	840,212	2,133,164	1,763,962	3,427,698
Cost of revenues	791,869	514,153	1,459,775	1,043,565
Income (loss) from operations	(108,458)	(104,459)	(197,858)	(4,907,160)
Loss from discontinued operations
Net income (loss)	(135,848)	(138,493)	(253,728)	(4,961,578)
Sports Gaming Client Services [Member]
Revenue	698,529	802,534	1,763,544	1,713,597	2,493,685	2,424,229
Cost of revenues	929,732	1,123,714	1,696,610	1,841,291
Income (loss) from operations	(301,345)	(385,666)	(91,834)	(288,776)
Loss from discontinued operations
Net income (loss)	(301,345)	(385,666)	(91,834)	(288,776)
Sports Hub Gaming Network [Member]
Revenue	1,128,370		2,165,693		951,196
Cost of revenues	378,169		774,679
Income (loss) from operations	(300,961)		(727,840)
Loss from discontinued operations
Net income (loss)	(139,477)		(415,398)
Enterprise TEM [Member]
Revenue
Cost of revenues
Income (loss) from operations
Loss from discontinued operations	(149,000)	(1,147,654)	(294,000)	(1,255,654)
Net income (loss)	$ (149,000)	$ (1,147,645)	$ (294,000)	$ (1,255,654)